Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Reserve for life-contingent contract benefits (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	$ 11,800	$ 11,272
Structured settlement annuities
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	7,407	6,840
Other immediate fixed annuities
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	1,507	1,607
Traditional life insurance
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	2,650	2,552
Accident and health insurance
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	169	195
Other
Key assumptions generally used in calculating the reserve for life-contingent contract benefits:
Total reserve for life-contingent contract benefits	$ 67	$ 78